AETNA GET FUND

                         Supplement dated July 30, 2001

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA GET FUND - SERIES N STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED JUNE 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT.

Effective July 9, 2001 the following replaces the section entitled "Transfer Agent" on page 12 of the Statement:

DST Systems, Inc., 330 West 9(th) Street, Kansas City, Missouri 64105-1514, serves as the transfer agent and dividend-paying agent to the Fund.












                                                                       July 2001